Maximum Exposure to Credit Risk IFRS 9 (Detail) - IFRS 9 [Member] € in Millions	Dec. 31, 2018 EUR (€)
Maximum exposure to credit risk [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances	€ 188,736	[1],[2]
Interbank balances (w/o central banks)	8,885	[1],[2]
Central bank funds sold and securities purchased under resale agreements	8,222	[1],[2]
Securities borrowed	3,396	[1],[2]
Loans	404,537	[1],[2]
Other assets subject to credit risk	71,899	[1],[2],[3],[4]
Securities held to maturity
Total financial assets at amortized cost	685,676	[1],[2]
Trading assets	96,966	[2],[5]
Positive market values from derivative financial instruments	320,058	[2],[5]
Non-trading financial assets mandatory at fair value through profit or loss	97,771	[2],[5]
of which [Abstract]
Securities purchased under resale agreement	44,543	[2],[5]
Securities borrowed	24,210	[2],[5]
Loans	12,741	[2],[5]
Financial assets designated at fair value through profit or loss	104	[2],[5]
Financial assets available for sale
Total financial assets at fair value through profit or loss	514,899	[2],[5]
Financial assets at fair value through other comprehensive income	51,182	[2]
of which [Abstract]
Securities purchased under resale agreement	1,097	[2]
Securities borrowed	0	[2]
Loans	5,092	[2]
Financial guarantees and other credit related contingent liabilities	51,605	[2],[6]
Revocable and irrevocable lending commitments and other credit related commitments	212,049	[2],[6]
Total off-balance sheet	263,654	[2]
Maximum exposure to credit risk	1,515,410	[2]
Subject to Impairment [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances	188,736	[1]
Interbank balances (w/o central banks)	8,885	[1]
Central bank funds sold and securities purchased under resale agreements	8,222	[1]
Securities borrowed	3,396	[1]
Loans	404,537	[1]
Other assets subject to credit risk	65,010	[1],[3],[4]
Securities held to maturity
Total financial assets at amortized cost	678,787	[1]
of which [Abstract]
Financial assets available for sale
Financial assets at fair value through other comprehensive income	51,182
of which [Abstract]
Securities purchased under resale agreement	1,097
Securities borrowed	0
Loans	5,092
Financial guarantees and other credit related contingent liabilities	51,605	[6]
Revocable and irrevocable lending commitments and other credit related commitments	211,055	[6]
Total off-balance sheet	262,659
Maximum exposure to credit risk	992,628
Netting [Member]
Financial assets at amortized cost [Abstract]
Other assets subject to credit risk	29,073	[1],[3],[4]
Securities held to maturity
Total financial assets at amortized cost	29,073	[1]
Positive market values from derivative financial instruments	250,231	[5]
Non-trading financial assets mandatory at fair value through profit or loss	245	[5]
of which [Abstract]
Securities purchased under resale agreement	245	[5]
Financial assets available for sale
Total financial assets at fair value through profit or loss	250,476	[5]
of which [Abstract]
Maximum exposure to credit risk	279,550
Collateral [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances	0	[1]
Interbank balances (w/o central banks)	4	[1]
Central bank funds sold and securities purchased under resale agreements	7,734	[1]
Securities borrowed	0	[1]
Loans	224,353	[1]
Other assets subject to credit risk	3,199	[1],[3],[4]
Securities held to maturity
Total financial assets at amortized cost	235,290	[1]
Trading assets	677	[5]
Positive market values from derivative financial instruments	48,548	[5]
Non-trading financial assets mandatory at fair value through profit or loss	67,385	[5]
of which [Abstract]
Securities purchased under resale agreement	43,258	[5]
Securities borrowed	24,003	[5]
Loans	125	[5]
Financial assets designated at fair value through profit or loss	0	[5]
Financial assets available for sale
Total financial assets at fair value through profit or loss	116,610	[5]
Financial assets at fair value through other comprehensive income	1,488
of which [Abstract]
Securities purchased under resale agreement	621
Securities borrowed	0
Loans	450
Financial guarantees and other credit related contingent liabilities	3,375	[6]
Revocable and irrevocable lending commitments and other credit related commitments	16,418	[6]
Total off-balance sheet	19,793
Maximum exposure to credit risk	373,181
Guarantees and Credit derivatives [Member]
Financial assets at amortized cost [Abstract]
Interbank balances (w/o central banks)	0	[1],[7]
Loans	16,582	[1],[7]
Other assets subject to credit risk	79	[1],[3],[4],[7]
Securities held to maturity
Total financial assets at amortized cost	16,661	[1],[7]
Trading assets	155	[5],[7]
Positive market values from derivative financial instruments	82	[5],[7]
Non-trading financial assets mandatory at fair value through profit or loss	0	[5],[7]
of which [Abstract]
Securities purchased under resale agreement	0	[5],[7]
Securities borrowed	0	[5],[7]
Loans	0	[5],[7]
Financial assets designated at fair value through profit or loss	0	[5],[7]
Financial assets available for sale
Total financial assets at fair value through profit or loss	237	[5],[7]
Financial assets at fair value through other comprehensive income	520	[7]
of which [Abstract]
Securities purchased under resale agreement	0	[7]
Securities borrowed	0	[7]
Loans	104	[7]
Financial guarantees and other credit related contingent liabilities	5,291	[6],[7]
Revocable and irrevocable lending commitments and other credit related commitments	4,734	[6],[7]
Total off-balance sheet	10,025	[7]
Maximum exposure to credit risk	27,443	[7]
Total credit enhancements [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances	0	[1]
Interbank balances (w/o central banks)	4	[1]
Central bank funds sold and securities purchased under resale agreements	7,734	[1]
Securities borrowed	0	[1]
Loans	240,934	[1]
Other assets subject to credit risk	32,352	[1],[3],[4]
Securities held to maturity
Total financial assets at amortized cost	281,024	[1]
Trading assets	831	[5]
Positive market values from derivative financial instruments	298,861	[5]
Non-trading financial assets mandatory at fair value through profit or loss	67,630	[5]
of which [Abstract]
Securities purchased under resale agreement	43,503	[5]
Securities borrowed	24,003	[5]
Loans	125	[5]
Financial assets designated at fair value through profit or loss	0	[5]
Financial assets available for sale
Total financial assets at fair value through profit or loss	367,323	[5]
Financial assets at fair value through other comprehensive income	2,008
of which [Abstract]
Securities purchased under resale agreement	621
Securities borrowed	0
Loans	554
Financial guarantees and other credit related contingent liabilities	8,666	[6]
Revocable and irrevocable lending commitments and other credit related commitments	21,152	[6]
Total off-balance sheet	29,818
Maximum exposure to credit risk	€ 680,173

[1]	All amounts at gross value before deductions of allowance for credit losses.
[2]	Does not include credit derivative notional sold (EUR415,967million) and credit derivative notional bought protection.
[3]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.
[4]	Includes Asset Held for Sale regardless of accounting classification.
[5]	Excludes equities, other equity interests and commodities.
[6]	Figures are reflected at notional amounts.
[7]	Bought Credit protection is reflected with the notional of the underlying.